Leases - Summary of Future Lease Payments to be Received Under Operating Lease Contracts for Lessor (Details) - Lease receivables [member] - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments to be received under the lease contracts	₩ 2,589,861	₩ 2,356,139
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments to be received under the lease contracts	895,812	748,283
After one year but within two years
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments to be received under the lease contracts	763,682	681,591
After two years but within three years
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments to be received under the lease contracts	515,003	517,967
After three years but within four years
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments to be received under the lease contracts	312,886	286,677
After four years but within five years
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments to be received under the lease contracts	₩ 102,478	₩ 121,621